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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.15%
CLOSED-END FUNDS - 20.12%
CORE - 6.23%
Adams Diversified Equity Fund, Inc.	1,180,639	$18,701,321
General American Investors Company, Inc.	455,079	16,542,121
Royce Micro-Cap Trust, Inc.	344,436	2,769,265
Royce Value Trust, Inc.	421,856	5,804,739
Source Capital, Inc.	72,244	2,637,961
Tri-Continental Corporation	107,471	2,928,592
		49,383,999
DEVELOPED MARKET - 0.49%
Aberdeen Japan Equity Fund, Inc.	28,058	204,262
European Equity Fund, Inc. (The)	13,909	123,790
Japan Smaller Capitalization Fund, Inc.	182,599	1,601,394
New Germany Fund, Inc. (The)	52,109	722,231
New Ireland Fund, Inc. (The) *	66,227	566,903
Swiss Helvetia Fund, Inc. (The) *	83,874	673,508
		3,892,088
DIVERSIFIED EQUITY - 0.05%
Sprott Focus Trust, Inc.	56,014	376,974

EMERGING MARKETS - 1.79%
Aberdeen Emerging Markets Equity Income Fund, Inc.	138,143	961,475
Central and Eastern Europe Fund, Inc. (The)	61,622	1,602,172
China Fund, Inc. (The)	39,425	765,239
First Trust/Aberdeen Emerging Opportunity Fund	17,566	232,398
Herzfeld Caribbean Basin Fund, Inc. (The) *	14,016	89,142
India Fund, Inc. (The)	12,488	256,379
Mexico Equity and Income Fund, Inc. (The)	12,477	131,232
Mexico Fund, Inc. (The)	120,361	1,570,711
Morgan Stanley China A Share Fund, Inc.	123,297	2,522,657
Morgan Stanley India Investment Fund, Inc. *	134,733	2,553,191
Taiwan Fund, Inc. (The) *	10,072	186,029
Templeton Dragon Fund, Inc.	66,155	1,184,836

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
EMERGING MARKETS - 1.79% (Continued)
Templeton Emerging Markets Fund	120,191	$1,762,000
Voya Emerging Markets High Dividend Equity Fund	48,753	349,559
		14,167,020
ENERGY MLP FUNDS - 0.98%
ClearBridge Energy Midstream Opportunity Fund Inc.	140,897	1,225,804
ClearBridge Energy MLP and Midstream Fund Inc.	72,185	821,465
ClearBridge Energy MLP and Midstream Total Return Fund Inc.	58,677	522,812
Cushing Energy Income Fund (The)	18,840	115,928
Kayne Anderson Midstream/Energy Fund, Inc.	332,742	3,603,597
Neuberger Berman MLP Income Fund Inc.	167,926	1,209,067
Salient Midstream & MLP Fund	31,478	247,417
		7,746,090
GENERAL BOND - 0.06%
Eaton Vance Limited Duration Income Fund	34,862	435,788

GLOBAL - 2.36%
Aberdeen Global Dynamic Dividend Fund	151,699	1,463,896
Aberdeen Total Dynamic Dividend Fund	996,457	8,310,452
Clough Global Dividend and Income Fund	4,369	47,404
Clough Global Equity Fund	18,657	214,556
Delaware Enhanced Global Dividend and Income Fund	131,691	1,298,473
Gabelli Global Small and Mid Cap Value Trust (The)	124,326	1,383,748
GDL Fund (The)	271,068	2,491,114
John Hancock Tax-Advantaged Global Shareholder Yield Fund	18,156	124,005
Lazard Global Total Return and Income Fund, Inc.	2,997	46,843
Lazard World Dividend & Income Fund, Inc.	5,668	52,939
Royce Global Value Trust, Inc.	185,341	1,875,651
Voya Infrastructure, Industrials and Materials Fund	120,588	1,380,733
		18,689,814

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL INCOME - 0.32%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	206,252	$2,495,649

HIGH YIELD LEVERAGED - 0.02%
Franklin Universal Trust	19,088	143,924

INCOME & PREFERRED STOCK - 0.45%
Eagle Growth and Income Opportunities Fund	98,682	1,572,991
LMP Capital and Income Fund Inc.	140,627	1,984,247
		3,557,238
NATURAL RESOURCES - 1.95%
Adams Natural Resources Fund, Inc.	535,580	8,478,231
BlackRock Resources & Commodities Strategy Trust	930,248	6,958,255
		15,436,486
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.90%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	802,422	9,805,597
BlackRock Enhanced Global Dividend Trust	356,473	3,718,013
BlackRock Enhanced International Dividend Trust	183,993	999,082
Madison Covered Call & Equity Strategy Fund	49,247	315,181
Voya Asia Pacific High Dividend Equity Income Fund	29,669	251,593
Voya International High Dividend Equity Income Fund	700	3,682
		15,093,148
PACIFIC EX JAPAN - 0.08%
Korea Fund, Inc. (The)	21,756	596,767

REAL ESTATE - 1.37%
Aberdeen Global Premier Properties Fund	27,234	169,395
CBRE Clarion Global Real Estate Income Fund	1,029,349	8,142,151
RMR Real Estate Income Fund	125,575	2,560,473
		10,872,019
SECTOR EQUITY - 1.53%
Gabelli Healthcare & WellnessRx Trust (The)	251,458	2,620,192
Nuveen Real Asset Income and Growth Fund	346,685	6,070,455
Tekla Healthcare Investors	127,000	2,329,180

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
SECTOR EQUITY - 1.53% (Continued)
Tekla Life Sciences Investors	74,400	$1,123,440
		12,143,267
UTILITY - 0.54%
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	41,363	409,907
Macquarie Global Infrastructure Total Return Fund Inc.	160,883	3,874,063
		4,283,970

TOTAL CLOSED-END FUNDS		159,314,241

COMMUNICATION SERVICES - 9.40%
Alphabet Inc. - Class C *	27,405	33,406,695
AT&T Inc.	430,900	16,305,256
Charter Communications, Inc. - Class A *	12,000	4,945,440
Comcast Corporation - Class A	280,000	12,622,400
Walt Disney Company (The)	55,000	7,167,600
		74,447,391
CONSUMER DISCRETIONARY - 8.22%
Amazon.com, Inc. *	13,000	22,566,830
AutoZone, Inc. *	1,200	1,301,544
Dollar General Corporation	14,000	2,225,160
Home Depot, Inc. (The)	61,600	14,292,432
Lowe's Companies, Inc.	20,000	2,199,200
McDonald's Corporation	21,700	4,659,207
NIKE, Inc. - Class B	65,000	6,104,800
Ross Stores, Inc.	24,000	2,636,400
Starbucks Corporation	69,000	6,100,980
TJX Companies, Inc. (The)	54,000	3,009,960
		65,096,513
CONSUMER STAPLES - 6.08%
Coca-Cola Company (The)	150,000	8,166,000
Costco Wholesale Corporation	25,500	7,346,805
Estée Lauder Companies, Inc. (The) - Class A	19,000	3,780,050
General Mills, Inc.	31,000	1,708,720
Procter & Gamble Company (The)	130,000	16,169,400
Sysco Corporation	32,500	2,580,500

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 6.08% (Continued)
Walmart Inc.	71,000	$8,426,280
		48,177,755
ENERGY - 1.79%
Chevron Corporation	36,000	4,269,600
Exxon Mobil Corporation	105,636	7,458,958
Kinder Morgan, Inc.	117,400	2,419,614
		14,148,172
EXCHANGE-TRADED FUNDS - 0.94%
iShares Core S&P 500 ETF	10,000	2,985,200
SPDR S&P 500 ETF Trust	15,000	4,451,550
		7,436,750
FINANCIALS - 9.92%
Aflac Incorporated	39,000	2,040,480
Allstate Corporation (The)	9,000	978,120
American Express Company	32,000	3,784,960
Aon plc	12,000	2,322,840
Bank of America Corporation	353,300	10,305,761
BB&T Corporation	42,000	2,241,540
Berkshire Hathaway Inc. - Class B *	62,000	12,897,240
Chubb Limited	10,000	1,614,400
Citigroup Inc.	107,000	7,391,560
Intercontinental Exchange, Inc.	15,000	1,384,050
JPMorgan Chase & Co.	181,000	21,301,890
Progressive Corporation (The)	34,000	2,626,500
S&P Global Inc.	12,000	2,939,760
SunTrust Banks, Inc.	27,000	1,857,600
U.S. Bancorp	60,000	3,320,400
Willis Towers Watson Public Limited Company	8,000	1,543,760
		78,550,861
HEALTH CARE - 11.58%
Abbott Laboratories	107,000	8,952,690
Anthem, Inc.	15,000	3,601,500
Baxter International Inc.	13,000	1,137,110
Becton, Dickinson and Company	10,000	2,529,600
Cigna Corporation	19,354	2,937,744
Edwards Lifesciences Corporation *	11,000	2,419,010

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 11.58% (Continued)
Eli Lilly and Company	49,000	$5,479,670
HCA Healthcare, Inc.	20,000	2,408,400
Humana Inc.	8,000	2,045,360
IQVIA Holdings Inc. *	10,000	1,493,800
Johnson & Johnson	105,700	13,675,466
Medtronic Public Limited Company	75,000	8,146,500
Merck & Co., Inc.	145,000	12,206,100
Pfizer Inc.	225,000	8,084,250
Stryker Corporation	19,000	4,109,700
Thermo Fisher Scientific Inc.	14,000	4,077,780
UnitedHealth Group Incorporated	25,000	5,433,000
Zoetis, Inc.	24,000	2,990,160
		91,727,840
INDUSTRIALS - 7.41%
Boeing Company (The)	34,000	12,935,980
CSX Corporation	54,000	3,740,580
Cummins Inc.	9,000	1,464,030
Deere & Company	21,000	3,542,280
Fortive Corporation	15,000	1,028,400
Honeywell International Inc.	24,000	4,060,800
Ingersoll-Rand Public Limited Company	13,000	1,601,730
Lockheed Martin Corporation	18,000	7,021,080
Norfolk Southern Corporation	19,000	3,413,540
Republic Services, Inc.	19,000	1,644,450
Roper Technologies, Inc.	6,000	2,139,600
Union Pacific Corporation	46,000	7,451,080
United Parcel Service, Inc. - Class B	49,000	5,871,180
Waste Management, Inc.	24,000	2,760,000
		58,674,730
INFORMATION TECHNOLOGY - 18.56%
Accenture plc - Class A	34,000	6,539,900
Apple Inc.	67,000	15,005,990
Automatic Data Processing, Inc.	24,000	3,874,080
Broadcom Inc.	20,000	5,521,400
Cisco Systems, Inc.	299,000	14,773,590
Fiserv, Inc. *	25,000	2,589,750

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 18.56% (Continued)
Intuit Inc.	15,000	$3,989,100
Mastercard Incorporated - Class A	60,000	16,294,200
Microsoft Corporation	331,000	46,018,930
Motorola Solutions, Inc.	8,000	1,363,280
Paychex, Inc.	20,000	1,655,400
PayPal Holdings, Inc. *	37,000	3,832,830
Texas Instruments Incorporated	44,000	5,686,560
VeriSign, Inc. *	7,000	1,320,410
Visa, Inc. - Class A	101,000	17,373,009
Xilinx, Inc.	12,000	1,150,800
		146,989,229
MATERIALS - 1.34%
Air Products and Chemicals, Inc.	13,000	2,884,180
Corteva, Inc.	20,431	572,068
Dow Inc.	20,431	973,537
DuPont de Nemours, Inc.	20,431	1,456,935
Ecolab Inc.	17,000	3,366,680
Linde plc	7,000	1,356,040
		10,609,440
REAL ESTATE - 1.34%
American Tower Corporation	23,000	5,085,990
Crown Castle International Corp.	23,000	3,197,230
Equinix, Inc.	4,000	2,307,200
		10,590,420
UTILITIES - 2.45%
American Electric Power Company, Inc.	28,000	2,623,320
Dominion Energy, Inc.	30,000	2,431,200
DTE Energy Company	12,000	1,595,520
Exelon Corporation	60,000	2,898,600
NextEra Energy, Inc.	18,000	4,193,820
Public Service Enterprise Group Incorporated	25,000	1,552,000
Sempra Energy	15,000	2,214,150

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2019 (Unaudited)(Concluded)

Description	No. of Shares	Value
UTILITIES - 2.45% (Continued)
Xcel Energy Inc.	30,000	$1,946,700
		19,455,310

TOTAL EQUITY SECURITIES (cost - $675,928,214)		785,218,652

SHORT-TERM INVESTMENT - 0.73%
MONEY MARKET FUND - 0.73%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.86% ^ (cost - $5,784,410)	5,784,410	5,784,410

TOTAL INVESTMENTS - 99.88% (cost - $681,712,624)		791,003,062

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		953,234

NET ASSETS - 100.00%		$791,956,296

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2019:

Cost of portfolio investments	$682,705,262
Gross unrealized appreciation	$123,554,614
Gross unrealized depreciation	(15,256,814)
Net unrealized appreciation	$108,297,800

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Strategic Value Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•        Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•        Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•        Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$785,218,652	$-
Short-Term Investment	5,784,410	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$791,003,062	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2019.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended September 30, 2019, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSRS on August 28, 2019 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	November 21, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	November 21, 2019

*	Print the name and title of each signing officer under his or her signature.